Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2030 Fund	May 30, 2023
Fidelity Advisor Freedom 2030 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.79%)
Past 5 years	4.26%
Since Inception	5.31%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.52%	[1]
F0203
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	4.16%
Since Inception	5.30%	[1]

[1]	A From June 6, 2017